Immaterial Correction of Prior Period Financial Statements (Revisions to Consolidated Statements of Comprehensive Income) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016		Jun. 24, 2015		Jun. 25, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income before provision for income taxes		$ 67,662	$ 59,612	$ 48,268	$ 32,966	$ 91,212	$ 78,150	$ 68,272	$ 48,753	$ 208,508	$ 286,387		$ 284,277
Provision for income taxes										57,685	85,767		89,618
Net income		$ 50,584	$ 42,369	$ 34,637	$ 23,233	$ 62,217	$ 57,502	$ 47,694	$ 33,207	$ 150,823	$ 200,620	[1]	$ 194,659	[1]
Basic net income per share (in dollars per share)		$ 1.03	$ 0.87	$ 0.70	$ 0.42	$ 1.12	$ 1.01	$ 0.81	$ 0.55	$ 2.98	$ 3.47		$ 3.09
Diluted net income per share (in dollars per share)		$ 1.02	$ 0.86	$ 0.69	$ 0.42	$ 1.10	$ 1.00	$ 0.80	$ 0.54	$ 2.94	$ 3.42		$ 3.02
Basic weighted average shares outstanding (in shares)		48,917	48,954	49,833	54,844	55,657	56,673	59,198	60,225	50,638	57,895		63,072
Diluted weighted average shares outstanding (in shares)		49,435	49,506	50,480	55,576	56,394	57,407	59,899	61,208	51,250	58,684		64,404
Foreign currency translation adjustment										$ (327)	$ (2,964)		$ (7,690)
Other comprehensive loss										(327)	(2,964)		(7,690)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent										150,496	197,656		186,969
Accounts receivable, net		$ 44,658				$ 45,612				44,658	45,612
Assets, Current		154,392				178,442				154,392	178,442
Deferred income taxes, net		37,029				14,325				37,029	14,325
Total Other Assets		258,694				236,856				258,694	236,856
Assets		1,413,700				1,458,450				1,413,700	1,458,450
Income taxes payable		14,203				22,022				14,203	22,022
Liabilities, Current		446,428				435,651				446,428	435,651
Other liabilities		141,124				137,682				141,124	137,682
Stockholders' Equity Attributable to Parent		(493,681)				(225,576)				(493,681)	(225,576)		(90,812)		$ 63,094
Liabilities and Equity		1,413,700				1,458,450				1,413,700	1,458,450
Impact of Restatement on Opening Retained Earnings, Net of Tax	[1]														(10,317)
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income before provision for income taxes											286,387		284,277
Provision for income taxes											85,642		87,583
Net income											$ 200,745		$ 196,694
Basic net income per share (in dollars per share)											$ 3.47		$ 3.12
Diluted net income per share (in dollars per share)											$ 3.42		$ 3.05
Basic weighted average shares outstanding (in shares)											57,895		63,072
Diluted weighted average shares outstanding (in shares)											58,684		64,404
Foreign currency translation adjustment											$ (2,964)		$ (7,690)
Other comprehensive loss											(2,964)		(7,690)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent											197,781		189,004
Accounts receivable, net						43,944					43,944
Assets, Current						176,774					176,774
Deferred income taxes, net						27,003					27,003
Total Other Assets	[2]					249,534					249,534
Assets	[2]					1,469,460					1,469,460
Income taxes payable						18,814					18,814
Liabilities, Current						432,443					432,443
Other liabilities						139,423					139,423
Stockholders' Equity Attributable to Parent						(213,099)					(213,099)
Liabilities and Equity						1,469,460					1,469,460
Accounting Standards Update 2015-03 [Member] | 2.60% notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt Issuance Costs, Net						1,000					1,000
Accounting Standards Update 2015-03 [Member] | 3.88% notes [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Debt Issuance Costs, Net						2,200					2,200
Retained Earnings
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net income										150,823	200,620	[1]	194,659	[1]
Other comprehensive loss										0	0		0
Stockholders' Equity Attributable to Parent		2,627,073				$ 2,545,716				2,627,073	$ 2,545,716		2,419,331		2,306,532
Impact of Restatement on Opening Retained Earnings, Net of Tax		$ (12,500)								$ (12,500)			$ (10,317)		$ (10,317)	[1]

[1]	We discovered immaterial errors in prior years relating to the accuracy of certain tax accounts. While we concluded that the impact of these errors on our previously-issued consolidated financial statements was not material, we revised our previously-reported consolidated financial statements for the fiscal years ended June 29, 2016 and June 24, 2015. The revisions to the consolidated statements of shareholder's (deficit) equity include a $10.3 million decrease to retained earnings at the beginning of fiscal 2015 and decreases to net income of $2.1 million and $0.1 million for fiscal 2015 and fiscal 2016, respectively, for a total reduction of $12.5 million. For additional information, see Note 16—Immaterial Correction of Prior Period Financial Statements.
[2]	During the first quarter of fiscal 2017, we adopted ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, on a retrospective basis. Accordingly, we reclassified the debt issuance cost balances associated with the 2.60% notes and 3.88% notes of $1.0 million and $2.2 million, respectively, from other assets to long-term debt, less current installments on the consolidated balance sheet as of June 29, 2016.